PRUDENTIAL PREMIER RETIREMENT VARIABLE ANNUITIES

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated July 14, 2016
to Prospectuses dated April 29, 2016

This Supplement should be read in conjunction with the current Prospectus for the Annuity and should be retained for future reference. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.

We are issuing this Supplement to reflect that effective August 8, 2016, the Prudential Premier Retirement L Series contracts will no longer be available for purchase. For contracts purchased prior to August 8, 2016, there is no change to your Annuity and we will allow subsequent purchase payments pursuant to rules and limitations within the contract and applicable riders.

Accordingly, we make the following changes to your Annuity Prospectus:

A.	All references to the L Series being available for purchase throughout the Prospectus should be disregarded on and after August 8, 2016; and

B.	In Appendix B, “Selecting the Variable Annuity That’s Right for You,” the tables contained in the “Hypothetical Illustration” section are replaced with the following tables.

PPRT30SUP1

0% Gross Rate of Return
	B Share		C Share
	Net rate of return		Net rate of return
	All years	-2.47%	Yrs 0 through 9	-2.96%
			Yrs 10+	-2.47%
Annuity Year	Contract Value	Surr Value	Contract Value	Surr Value
1	97,542	90,542	97,048	97,048
2	95,137	88,137	94,176	94,176
3	92,792	86,792	91,388	91,388
4	90,505	84,505	88,683	88,683
5	88,274	83,274	86,058	86,058
6	86,098	81,598	83,511	83,511
7	83,975	79,975	81,039	81,039
8	81,905	81,905	78,640	78,640
9	79,886	79,886	76,313	76,313
10	77,917	77,917	74,430	74,430
11	75,996	75,996	72,596	72,596
12	74,123	74,123	70,806	70,806
13	72,296	72,296	69,061	69,061
14	70,514	70,514	67,358	67,358
15	68,775	68,775	65,698	65,698
16	67,080	67,080	64,078	64,078
17	65,426	65,426	62,499	62,499
18	63,814	63,814	60,958	60,958
19	62,241	62,241	59,456	59,456
20	60,706	60,706	57,990	57,990
21	59,210	59,210	56,560	56,560
22	57,750	57,750	55,166	55,166
23	56,327	56,327	53,806	53,806
24	54,938	54,938	52,480	52,480
25	53,584	53,584	51,186	51,186

Assumptions: (a) $100,000 initial investment; (b)  Fund Expenses = 1.03% ; (c)  No optional death benefits or living benefits elected; (d)  Annuity was issued on or after August 8, 2016; (e)  Surrender value assumes surrender 2 days before policy anniversary

The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 0% gross annual return, the C Series has the highest Surrender Value in the first seven Annuity Years and the B Series has the highest surrender value starting in Annuity Year eight.

PPRT30SUP1

6% Gross Rate of Return
	B Share		C Share
	Net rate of return		Net rate of return
	All years	3.39%	Yrs 0 through 9 Yrs 10+	2.86%
				3.39%
Annuity Year	Contract Value	Surr Value	Contract Value	Surr Value
1	103,378	96,378	102,855	102,855
2	106,879	99,879	105,799	105,799
3	110,499	104,499	108,827	108,827
4	114,242	108,242	111,942	111,942
5	118,111	113,111	115,147	115,147
6	122,112	117,612	118,443	118,443
7	126,248	122,248	121,833	121,833
8	130,524	130,524	125,321	125,321
9	134,944	134,944	128,908	128,908
10	139,515	139,515	133,272	133,272
11	144,240	144,240	137,786	137,786
12	149,126	149,126	142,453	142,453
13	154,177	154,177	147,278	147,278
14	159,399	159,399	152,266	152,266
15	164,798	164,798	157,424	157,424
16	170,380	170,380	162,756	162,756
17	176,150	176,150	168,268	168,268
18	182,117	182,117	173,968	173,968
19	188,285	188,285	179,860	179,860
20	194,662	194,662	185,952	185,952
21	201,255	201,255	192,250	192,250
22	208,072	208,072	198,762	198,762
23	215,120	215,120	205,494	205,494
24	222,406	222,406	212,454	212,454
25	229,939	229,939	219,650	219,650

Assumptions: (a)  $100,000 initial investment; (b)  Fund Expenses = 1.03%; (c)  No optional death benefits or living benefits elected; (d)  Annuity was issued on or after August 8, 2016; (e)  Surrender value assumes surrender 2 days before policy anniversary

The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 6% gross annual return, the C Series has the highest Surrender Value in the first six Annuity Years and the B Series has the highest surrender value starting in Annuity Year seven.

PPRT30SUP1

10% Gross Rate of Return
	B Share		C Share
	Net rate of return		Net rate of return
	All years	7.29%	Yrs 0 through 9	6.74%
			Yrs 10+	7.29%
Annuity Year	Contract Value	Surr Value	Contract Value	Surr Value
1	107,268	100,268	106,725	106,725
2	115,086	108,086	113,923	113,923
3	123,474	117,474	121,606	121,606
4	132,473	126,473	129,807	129,807
5	142,128	137,128	138,561	138,561
6	152,487	147,987	147,906	147,906
7	163,601	159,601	157,881	157,881
8	175,525	175,525	168,528	168,528
9	188,318	188,318	179,894	179,894
10	202,044	202,044	193,003	193,003
11	216,769	216,769	207,070	207,070
12	232,569	232,569	222,162	222,162
13	249,519	249,519	238,354	238,354
14	267,705	267,705	255,726	255,726
15	287,217	287,217	274,365	274,365
16	308,150	308,150	294,362	294,362
17	330,609	330,609	315,816	315,816
18	354,706	354,706	338,834	338,834
19	380,558	380,558	363,530	363,530
20	408,295	408,295	390,025	390,025
21	438,053	438,053	418,452	418,452
22	469,980	469,980	448,951	448,951
23	504,235	504,235	481,672	481,672
24	540,985	540,985	516,778	516,778
25	580,415	580,415	554,443	554,443

Assumptions: (a)  $100,000 initial investment; (b)  Fund Expenses = 1.03%; (c)  No optional death benefits or living benefits elected; (d)  Annuity was issued on or after August 8, 2016; (e)  Surrender value assumes surrender 2 days before policy anniversary

The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 10% gross annual return, the C Series has the highest Surrender Value in the first five Annuity Years and the B Series has the highest surrender value starting in Annuity Year six.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

PPRT30SUP1